Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2024
Basis of Presentation
Schedule of company's most significant subsidiaries

Ownership
- Arkansas Lithium LLC	100%
- California Lithium Ltd.	100%
- SLL El Dorado South LLC	100%
- Standard Lithium US Holdings LLC	100%
- SWA Lithium Holdings LLC	100%
- Texas Lithium Corp.	100%